Long-term Investments	12 Months Ended
Dec. 31, 2020
Long-term Investments [Abstract]
Long-term Investments
11.	Long-term Investments
The Company’s long-term investments comprised of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Investment without readily determinable fair value	1,715	1,065	163

Total long-term investments	1,715	1,065	163

Equity investment without readily determinable fair value
As of December 31, 2020, the carrying amount of the Company’s equity investment accounted for at fair value using the alternative measurement was as RMB1,065 (US$163), net of accumulated impairment of nil. The Company received dividend return of the long-term equity investment of RMB650 (US$100) in the year ended 2020. There were also no unrealized gains (upward adjustments) or losses (downward adjustments) resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer for the year ended December 31, 2020. No equity securities were sold for all periods presented.